Investments - Summary of Company's Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013 Equity securities [Member]	May 31, 2012 Equity securities [Member]	May 31, 2013 Time deposit [Member]	May 31, 2012 Time deposit [Member]	May 31, 2013 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]
Summary of Investment Holdings [Line Items]
Available-for-sale, Amortized Cost	$ 17.2	$ 16.2	$ 0.2	$ 0.4	$ 15.9	$ 9.5	$ 1.1	$ 6.3
Available-for-sale, Unrealized Gains	4.8	0	0.2	0	0.1	0	4.5	0
Available-for-sale, Unrealized Losses	0	(0.2)	0	(0.2)	0	0	0	0
Available-for-sale, Fair Value	22.0	16.0	0.4	0.2	16.0	9.5	5.6	6.3	33.8
Trading, Amortized Cost	0.8	0.4	0.8	0.4
Trading, Realized Gains	0.2	0	0.2	0
Trading, Realized Losses	0	0	0	0
Trading, Fair Value	$ 1.0	$ 0.4	$ 1.0	$ 0.4